Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During 2021, the Mexican Government made the following contributions to Petróleos Mexicanos through the Ministry of Energy in order to support PEMEX’s finances:

	Amount
January 22, 2021 (i)	Ps.	12,000,000
February 11, 2021 (i)		10,000,000
February 24, 2021 (ii)		32,062,000
March 5, 2021 (i)		7,000,000
March 26, 2021 (i)		2,000,000
April 5, 2021 (i)		5,000,000
April 26, 2021 (i)		2,050,000
May 3, 2021 (i)		7,000,000
May 4, 2021 (ii)		32,062,000

Total	Ps.	109,174,000

(i)	Capital contributions to the construction of the Dos Bocas Refinery.
(ii)	Capital contributions to debt’s payments.